FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
FINANCING RECEIVABLE [Abstract]
Schedule of financing receivable
	As of December 31,
	2014	2015
Current financing receivable
Used car financing	-	$72,269
Financing for installment sales	6,285	27,702
Other financing	-	47,833
Net deferred origination costs	-	209
Less allowance for financing receivable	-	(3,556)
Current financing receivable, net	$6,285	$144,457
Long-term financing receivable
Financing for installment sales	-	$3,112
Other financing	-	12,188
Less allowance for long-term financing receivable	-	(27)
Long-term financing receivable, net	-	$15,273

Schedule of nonaccrual financing receivable
	As of December 31,
	2014	2015

Used car financing	-	$432
Financing for installment sales	-	2,977
Other financing	-	174
	-	$3,583

Schedule of aging of financing receivable
	0-90	over 90	total
	days	days	financing
	aging	aging	loans

Used car financing	$72,269	-	$72,269
Financing for installment sales	27,837	2,977	30,814
Other financing	59,847	174	60,021
	$159,953	$3,151	$163,104

	0-90	over 90	total
	days	days	financing
	aging	aging	loans

Financing for installment sales	$6,285	-	$6,285
	$6,285	-	$6,285

Schedule of movement of allowance for financing receivable
	As of December 31,
	2014	2015

Balance at beginning of year	-	-
Charge to cost of revenues	-	(3,665)
Exchange difference	-	82
Balance at end of year	-	$(3,583)